FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial Instruments Classification (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	$ 16,643	$ 17,064
Financial assets pledged		4,704
Disclosure of financial liabilities [line items]
Financial liabilities	32,416	33,644
FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	265	435
FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	316	370
Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	31,835	32,839
FVTPL
Disclosure of financial assets [line items]
Financial assets	723	933
FVOCI
Disclosure of financial assets [line items]
Financial assets	6,335	5,561
Amortized cost
Disclosure of financial assets [line items]
Financial assets	9,585	10,570
Accounts payable and other (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	10,131	9,868
Accounts payable and other (current and non-current) | FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	265	435
Accounts payable and other (current and non-current) | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	316	370
Accounts payable and other (current and non-current) | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	9,550	9,063
Borrowings (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	22,285	23,776
Borrowings (current and non-current) | FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Borrowings (current and non-current) | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Borrowings (current and non-current) | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	22,285	23,776
Provisions, decommissioning liabilities, deferred revenues, unearned premium reserve, work in progress, post-employment benefits, liabilities held for sale and tax/duties
Disclosure of financial liabilities [line items]
Financial liabilities	8,327	8,064
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	2,076	2,743
Cash and cash equivalents | FVTPL
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | FVOCI
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Amortized cost
Disclosure of financial assets [line items]
Financial assets	2,076	2,743
Accounts and other receivable, net (current and non-current)
Disclosure of financial assets [line items]
Financial assets	5,239	4,989
Accounts and other receivable, net (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts and other receivable, net (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts and other receivable, net (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets	5,239	4,989
Other assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	565	536
Other assets (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets	0	0
Other assets (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets	0	0
Other assets (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets	565	536
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	8,763	8,796
Financial assets (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets	723	933
Financial assets (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets	6,335	5,561
Financial assets (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets	1,705	2,302
Prepayments, subrogation recoverable, deferred policy acquisition costs and assets held for sale
Disclosure of financial assets [line items]
Financial assets	$ 1,180
Prepayments, subrogation recoverable and other assets
Disclosure of financial assets [line items]
Financial assets		$ 1,048